Description of Plan - Schedule of Matching Contributions Fully Vested (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Years of Service, Less than two	0.00%
Years of Service, Two	20.00%
Years of Service, Three	40.00%
Years of Service, Four	60.00%
Years of Service, Five	80.00%
Years of Service, Six	100.00%